Derivatives and Hedging Activities (Details) - Mar. 31, 2024	USD ($)	EUR (€)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional amount of derivative asset	$ 33,900,000	€ 54,000,000